Other long-term liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Other long-term liabilities
	March 31, 2021	December 31, 2020

Severance liability	$293,254	$297,120
Customer deposit balance	348,022	366,947
Total other long-term liabilities	$641,276	$664,067